Wilson Bank Holding Company - Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 106,664	$ 54,174	$ 38,282	$ 31,512
Total assets	1,680,820	1,577,370
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	14,838	14,608
Additional paid-in capital	51,242	46,734
Retained earnings	101,046	95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572	865
Total stockholders' equity	169,698	157,348	144,333	139,557
Total liabilities and stockholders' equity	1,680,820	1,577,370
Wilson Bank Holding Company [Member]
ASSETS
Cash	1,337	1,579	3,070	110
Investment in wholly-owned commercial bank subsidiary	168,188	155,599
Refundable income taxes	173	170
Total assets	169,698	157,348
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	14,838	14,608
Additional paid-in capital	51,242	46,734
Retained earnings	101,046	95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572	865
Total stockholders' equity	169,698	157,348	144,333	139,557
Total liabilities and stockholders' equity	$ 169,698	$ 157,348